Subsequent events (Details) - EUR (€) € in Millions	Jan. 12, 2023	Apr. 29, 2022
Subsequent events
Percentage of voting interests acquired		70.00%
Acquisition of Aforoa Ltd
Subsequent events
Percentage of voting interests acquired	100.00%
Cash transferred	€ 5.3
Contingent cash consideration	€ 2.2